DISAGGREGATION OF REVENUE LONGLIVED ASSETS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Project Revenues, Net	$ 6,994,000	$ 4,451,000	$ 15,343,000	$ 8,583,000	$ 16,192,000	$ 24,613,000
Project fees [Member]
Project Revenues, Net	3,129,000	1,488,000	8,001,000	3,641,000	6,418,000	6,816,000
Other Revenue [Member]
Project Revenues, Net	19,000	0	23,000	0	24,000	6,000
Fee Income [Member]
Project Revenues, Net	1,317,000	1,030,000	2,593,000	1,759,000	3,581,000	5,420,000
Reimbursement Income [Member]
Project Revenues, Net	2,079,000	1,410,000	3,815,000	2,095,000	4,029,000	9,177,000
Retainer Fees [Member]
Project Revenues, Net	$ 450,000	$ 523,000	$ 911,000	$ 1,088,000	$ 2,140,000	$ 3,194,000